Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands, NOK in Billions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2015 USD ($) agreement
Derivative [Line Items]
Senior unsecured bonds issued | NOK		NOK 3.2
Restricted cash - current and - long-term	$ 117,000		$ 111,500
Interest rate swaption agreements
Derivative [Line Items]
Number of interest rate derivatives held | agreement			3
Interest Rate Swaps And Swaptions And Cross Currency Swaps Agreement
Derivative [Line Items]
Fair value, asset	4,200
Fair value, liability	173,600
Restricted cash - current and - long-term	37,800		$ 44,800
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	(2,100)		6,300
Unsecured Debt
Derivative [Line Items]
Senior unsecured bonds issued | NOK		NOK 3.5
Recurring | Reported Value Measurement | Level 3
Derivative [Line Items]
Derivative fair value, net	2,134		(6,296)
Recurring | Fair Value Asset (Liability) | Level 3
Derivative [Line Items]
Derivative fair value, net	$ 2,134		$ (6,296)